Stockholders' Deficiency and Members' Equity - Schedule of Stock Options Outstanding and Exercisable (Details) (Brooklyn ImmunoTherapeutics, LLC) (10-K) - Brooklyn Immunotherapeutics, LLC [Member] - Predecessor [Member] - $ / shares
	10 Months Ended
	Nov. 05, 2018	Dec. 31, 2017
Outstanding Number of Options	1,085	1,165
Weighted Average Remaining Life In Years	8 months 12 days
Exercisable Number of Options	$ 201
Exercise Price Range One [Member]
Exercise Price	200
Outstanding Number of Options	1,075
Weighted Average Remaining Life In Years	8 months 12 days
Exercisable Number of Options	$ 1,075
Exercise Price Range Two [Member]
Exercise Price	300
Outstanding Number of Options	10
Weighted Average Remaining Life In Years	2 months 12 days
Exercisable Number of Options	$ 10